Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
12.	Related Party Transactions

CMA CGM is presented as a related party as it was, until the merger referred to in note 1, the parent company of Global Ship Lease, Inc. and at December 31, 2013 is a significant shareholder of the Company, owning Class A and Class B common shares representing a 45% voting interest in the Company.

Amounts due to and from CMA CGM companies are summarized as follows:

	December 31, 2013	December 31, 2012
Amounts due to CMA CGM companies presented within current liabilities	$1,969	$7,077

Amounts due from CMA CGM companies presented within current assets	$7,006	$14,413

CMA CGM charters all of the Company’s vessels and one of its subsidiaries provides the Company with ship management services. The current account balances at December 31, 2013 and December 31, 2012 relate to amounts payable to or recoverable from CMA CGM group companies.

The Company has experienced continued delays in receiving charterhire from CMA CGM, where between one and three instalments have been outstanding up to the date of these financial statements. Under the charter contracts charterhire is due to be paid every 15 days in advance on the 1st and 16th of each month.

As at December 31, 2013, one period of charterhire, due on December 16, 2013, was outstanding amounting to $6,184. This was received in January 2014. As at close of business on February 7, 2014, the latest practicable date prior to the issuance of these consolidated financial statements, one period of charterhire, due on February 1, 2014 amounting to $5,797 was outstanding.

CMA CGM holds all of the Series A preferred shares of the Company. During the year to December 31, 2013, the Company paid CMA CGM dividends on the preferred shares of $1,037 (2012: $1,161, 2011: $1,125). Dividends on preferred shares are included within interest expense.

Time Charter Agreements

All of the Company’s vessels are time chartered to CMA CGM. Under each of the time charters, hire is payable in advance and the daily rate is fixed for the duration of the charter. The charters are for remaining periods as at December 31, 2013 of between 0.3 and 12.0 years (see note 2(a)). All the $912,140 maximum contracted future charter hire receivable for the fleet set out in note 13 relates to the 17 vessels currently chartered to CMA CGM.

Ship Management Agreement

The Company outsources day to day technical management of its 17 vessels to a ship manager, CMA Ships, a wholly owned subsidiary of CMA CGM. The Company pays CMA Ships an annual management fee of $114 per vessel and reimburses costs incurred on its behalf, mainly being for the provision of crew, lubricating oils and routine maintenance. Such reimbursement is subject to a cap, depending on the vessel, of between $5.4 and $8.8 per day per vessel. The impact of the cap is determined annually and vessel by vessel for so long as the initial charters remain in place. Ship management fees expensed for the year ended December 31, 2013 amounted to $1,938 (2012: $1,938, 2011: $1,938).

Except for transactions with CMA CGM companies, the Company did not enter into any other related party transactions.